Convertible Debt - Narrative (Details) - USD ($)			3 Months Ended	9 Months Ended	12 Months Ended
	May 31, 2022	Sep. 29, 2021	Jul. 31, 2022	Jul. 31, 2022	Oct. 31, 2021
Koch Strategic Platforms Convertible Note
Disclosure of detailed information about borrowings [line items]
Issuance of convertible notes		$ 100,000,000
Accrued interest paid in kind				$ (5,923,518)	$ 0
Borrowings, conversion price (in dollars per share)		$ 13.43
Percentage of 7-day-volume weighted average price of common shares used to determine conversion price		125.00%
Borrowings, conversion price triggering conversion feature (in dollars per share)		$ 17.46
Fair value (gain) loss on embedded derivative				(16,744,434)	1,347,895
Koch Strategic Platforms Convertible Note | Embedded Derivative
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 27,681,043
Koch Strategic Platforms Convertible Note | Debt Principal
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 72,318,957
Koch Strategic Platforms Convertible Note | LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis		5.00%
Adjustment to paid in kind interest rate		6.00%
Koch Strategic Platforms Convertible Note | LIBOR | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowings, variable rate, fixed		1.00%
Koch Strategic Platforms Convertible Note | LIBOR | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowings, variable rate, fixed		2.00%
Convertible debt
Disclosure of detailed information about borrowings [line items]
Borrowing costs recognised as expense		$ (1,599,737)
Fair value (gain) loss on embedded derivative			$ 815,396	(16,744,434)
Glencore Convertible Note
Disclosure of detailed information about borrowings [line items]
Issuance of convertible notes	$ 200,000,000
Accrued interest paid in kind				0	0
Borrowings, conversion price (in dollars per share)	$ 9.95
Borrowing costs recognised as expense	$ (1,317,762)
Fair value (gain) loss on embedded derivative			$ (9,382,418)	$ (9,382,418)	$ 0
Glencore Convertible Note | Embedded Derivative
Disclosure of detailed information about borrowings [line items]
Borrowings	43,254,358
Glencore Convertible Note | Debt Principal
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 156,745,642
Glencore Convertible Note | LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	500.00%
Adjustment to paid in kind interest rate	600.00%
Glencore Convertible Note | LIBOR | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	42.826%
Glencore Convertible Note | LIBOR | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowings, variable rate, fixed	100.00%
Glencore Convertible Note | LIBOR | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowings, variable rate, fixed	200.00%